Other reserves (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of changes in other reserves

(US dollars in thousands)	Preference shares ¹	Shares pending issue	Capital raising costs ²	Equity incentive costs ³	Share awards issuance ³	Dividend reserve	Warrant reserve	Foreign exchange	Total
At June 30, 2023	3,319	–	(9,396)	3,021	(3,004)	–	–	(432)	(6,492)
Interest on equity instruments	150	–	–	–	–	–	–	–	150
Capital raising costs	–	–	(207)	–	–	–	–	–	(207)
Equity incentives cost less shares issued	–	–	–	333	(92)	–	–	–	241
Other movements	–	–	–	–	–	–	–	7	7
At June 30, 2024	3,469	–	(9,603)	3,354	(3,096)	–	–	(425)	(6,301)
Interest on equity instruments	302	–	–	–	–	–	–	–	302
Capital raising costs	–	–	(777)	–	–	–	–	–	(777)
Equity incentives cost less shares issued	–	–	–	8	–	–	–	–	8
Other movements	–	–	–	315	–	–	–	(66)	249
At June 30, 2025	3,771	–	(10,380)	3,677	(3,096)	–	–	(491)	(6,519)
Interest on equity instruments	377	–	–	–	–	–	–	–	377
Capital raising costs	–	–	(1,071)	–	–	–	–	–	(1,071)
Equity incentives cost less shares issued	–	–	–	880	–	–	–	–	880
Dividend reserve	–	–	–	–	–	690	–	–	690
Warrant reserve	–	–	–	–	–	–	682	–	682
Other movements	(4,148)	–	–	–	–	–	–	348	(3,800)
At June 30, 2026	-	–	(11,451)	4,557	(3,096)	690	682	(143)	(8,762)

Schedule of incentive plan

	Number of RSUs, PSUs and BSAs (thousands)	Weighted average grant date fair value $000
Outstanding at June 30, 2023	657	$331
Granted	128	234
Vested/Settled	(150)	(248)
Reverse stock split impact	(591)	(298)
Forfeit	(11)	(3)
Outstanding at June 30, 2024	33	$16
Granted	151	613
Vested	(95)	(323)
Forfeit	-	-
Outstanding at June 30, 2025	89	306
Granted	1,132	5,102
Vested	(1,026)	(4,777)
Forfeit	(31)	(110)
Outstanding at June 30, 2026	164	521